Segment information - Operating profit (loss) and assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of geographical location
Operating profit/(loss)	$ 13,743	$ 10,003	$ 8,193
Profit/(loss) before tax	12,402	8,691	6,899
Non-current assets	74,425	70,264
Total assets	114,074	104,035
Assets acquired	7,007	8,126
Net operating assets	70,291	65,128
UNITED KINGDOM
Disclosure of geographical location
Operating profit/(loss)	7,066	2,680	665
Profit/(loss) before tax	6,152	1,349	(577)
Non-current assets	10,328	8,699
Total assets	21,983	20,139
Assets acquired	1,759	582
Net operating assets	7,936	7,173
Rest of Europe
Disclosure of geographical location
Operating profit/(loss)	5,233	5,924	4,885
Profit/(loss) before tax	5,468	6,057	4,999
Non-current assets	31,974	30,654
Total assets	41,596	37,884
Assets acquired	2,814	2,225
Net operating assets	33,217	30,852
The Americas
Disclosure of geographical location
Operating profit/(loss)	440	423	1,495
Profit/(loss) before tax	(213)	318	1,328
Non-current assets	29,714	28,730
Total assets	42,201	38,544
Assets acquired	1,877	3,925
Net operating assets	26,374	24,501
Asia, Africa And Australasia
Disclosure of geographical location
Operating profit/(loss)	1,004	976	1,148
Profit/(loss) before tax	995	967	$ 1,149
Non-current assets	2,409	2,181
Total assets	8,294	7,468
Assets acquired	557	1,394
Net operating assets	$ 2,764	$ 2,602